Dividend Restrictions and Statutory Requirements (Details) $ in Millions, $ in Millions		12 Months Ended
	Mar. 18, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 SGD ($)
Statutory Accounting Practices [Line Items]
Restriction on common dividends	67.00%	67.00%
Partner Reinsurance [Member]
Statutory Accounting Practices [Line Items]
Percent of enhanced capital requirement		120.00%			120.00%
Statutory Amount Available For Dividend Payments		$ 1,040
Statutory net income		(69)	$ 531	$ 444
Required statutory capital and surplus		1,811	1,578
Actual statutory capital and surplus		3,781	4,159
PartnerRe Europe [Member]
Statutory Accounting Practices [Line Items]
Statutory net income		149	61	79
Required statutory capital and surplus		1,636	1,431
Actual statutory capital and surplus		$ 2,234	1,655
Partner Re US [Member]
Statutory Accounting Practices [Line Items]
Percent of statutory capital that can be paid as dividends		10.00%			10.00%
Statutory net income		$ 24	72	219
Required statutory capital and surplus		662	672
Actual statutory capital and surplus		$ 1,336	1,464
PartnerRe Asia
Statutory Accounting Practices [Line Items]
Percent of enhanced capital requirement		120.00%			120.00%
Statutory net income		$ 15	43	$ 4
Required statutory capital and surplus		57	49		$ 25
Actual statutory capital and surplus		$ 251	$ 238